March 1, 2021

Summary Prospectus

Calamos Evolving World Growth Fund

NASDAQ Symbol: CNWGX – Class A CNWDX – Class C CNWIX – Class I

Before you invest, you may want to review the Fund's prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund's prospectus, statement of additional information, reports to shareholders and other information about the Fund online at https://www.calamos.com/resources/. You can also get this information at no cost by calling 800.582.6959 or by sending an e-mail request to prospectus@calamos.com. The current prospectus and statement of additional information, both dated March 1, 2021 (and as each may be amended or supplemented), and the financial statements included in the Fund's recent report to shareholders, dated October 31, 2020, are incorporated by reference into this summary prospectus.

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by calling 800.582.6959. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 800.582.6959. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

Investment Objective

Calamos Evolving World Growth Fund's investment objective is long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and/or other forms of compensation to a financial intermediary, which are not reflected in the tables or the examples below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under "Fund Facts — What classes of shares do the Funds offer?" on page 129 of the Fund's prospectus, in the Appendix to this prospectus and "Share Classes and Pricing of Shares" on page 87 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment):

	CLASS A	CLASS C	CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	CLASS A	CLASS C	CLASS I
Management Fees	1.10%	1.10%	1.10%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	None
Other Expenses	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	1.64%	2.39%	1.39%
Expense Reimbursement[1]	(0.34)%	(0.34)%	(0.34)%
Total Annual Fund Operating Expenses After Reimbursement	1.30%	2.05%	1.05%

1  The Fund's investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2023 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class C, and Class I are limited to 1.30%, 2.05%, and 1.05% of average net assets, respectively. Calamos Advisors may recapture previously waived expense amounts within the same fiscal year for any day where the respective Fund's expense ratio falls below the contractual expense limit up to the expense limit for that day. This undertaking is binding on Calamos Advisors and any of its successors and assigns. This agreement is not terminable by either party.

EWGPRO 03/21

Calamos Evolving World Growth Fund

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund's operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the below examples for the period through March 1, 2023 only. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years
Class A	601	903	1,262	2,270
Class C	308	679	1,212	2,673
Class I	107	371	694	1,608

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
Class A	601	903	1,262	2,270
Class C	208	679	1,212	2,673
Class I	107	371	694	1,608

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 125.4% of the average value of its portfolio.

Principal Investment Strategies

The Fund anticipates that, under normal circumstances, the investment adviser's process will result in the Fund investing in a globally diversified manner, with at least 40% of its assets in securities of foreign issuers. Securities of foreign issuers are securities issues by issuers that are organized under the laws of a foreign country or that have a substantial portion of their operations or assets in a foreign country or countries, or that derive a substantial portion of their revenue or profits from businesses, investments or sales outside of the United States. The Fund may also invest in foreign securities that are represented in the United States securities markets by American Depositary Receipts ("ADRs") or similar depository arrangements. The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies. Debt securities issued by a foreign government may not be supported by the "full faith and credit" of that government. The Fund intends to invest at least 35% of its assets in equity, convertible or debt securities of issuers that are incorporated in emerging market countries. Under normal circumstances, the remaining assets will be invested primarily in (1) equity, convertible (including synthetic convertible) or debt securities of companies, regardless of where they are incorporated, if the Fund's investment adviser determines that a significant portion (generally, 20% or more) of the assets or revenues of each such company is attributable to emerging market countries and (2) sovereign and agency debt of non-emerging market countries.

A synthetic convertible instrument is a financial instrument (or two or more securities held in tandem) that is designed to simulate the economic characteristics of a convertible security through the combined features of a debt instrument and a security providing an option on an equity security. The Fund may establish a synthetic convertible instrument by combining fixed-income securities (which may be either convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, the Fund may combine a basket of fixed-income securities with a basket of warrants or options that together produce economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

In pursuing its investment objective, the Fund seeks out securities that, in the investment adviser's opinion, offer the best opportunities for growth. The Fund's investment adviser typically considers the company's financial soundness, earnings and cash flow forecast and quality of management. The investment adviser takes environmental, social and governance ("ESG") factors into account in making investment decisions. The Fund may also invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"). The Fund's investment adviser seeks to lower the risks of investing in stocks by using a "top-down approach" of diversification by company, industry, sector, country, and currency and focusing on macro-level investment themes.

Calamos Evolving World Growth Fund

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

•  American Depositary Receipts Risk — The stocks of most foreign companies that trade in the U.S. markets are traded as American Depositary Receipts (ADRs). U.S. depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a U.S. exchange, the risks inherently associated with foreign investing still apply to ADRs.

•  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.

•  Debt Securities Risk — Debt securities are subject to various risks, including interest rate risk, credit risk and default risk.

•  Interest Rate Risk — The value of debt securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term debt securities than shorter term debt securities. Recent fixed-income market events, including increases in volatility and interest rates, may expose the Fund to heightened interest rate risk and volatility.

•  Credit Risk — A debt security could deteriorate in quality to such an extent that its rating is downgraded or its market value declines relative to comparable securities. If the Fund holds securities that have been downgraded, or that default on payment, the Fund's performance could be negatively affected.

•  Default Risk — A company that issues a debt security may be unable to fulfill its obligation to repay principal and interest. The lower a bond is rated, the greater its default risk. To the extent the Fund holds securities that have been downgraded, or that default on payment, its performance could be negatively affected.

•  Emerging Markets Risk — Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

•  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund's holdings.

•  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments.

•  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•  Portfolio Turnover Risk — The portfolio managers may actively and frequently trade securities or other instruments in the Fund's portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund's expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Calamos Evolving World Growth Fund

•  Sector Risk — To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund's performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

•  Securities Lending Risk — The Fund may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Fund. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. In the event of bankruptcy or other default of a borrower of portfolio securities, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund's securities lending agent monitors, and reports to Calamos Advisors on, the creditworthiness of the firms to which a Fund lends securities. The Fund may also experience losses as a result of a diminution in value of its cash collateral investments.

•  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year and how the Fund's average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund's past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS I* ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Highest Quarterly Return: 30.66% (6.30.20)	Lowest Quarterly Return: -17.00% (9.30.11)

*  Annual returns for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Average Annual Total Returns as of 12.31.20

The following table shows how the Fund's average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2020 and since the Fund's inception compared with broad measures of market performance. "Since Inception" returns shown for the index are returns since the inception of the Fund's Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. "Return After Taxes on Distributions" shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Calamos Evolving World Growth Fund

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.20

	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	8.15.08
Load Adjusted Return before taxes		46.58%	13.53%	5.68%	7.07%
Class C	8.15.08
Load Adjusted Return before taxes		51.72%	13.77%	5.41%	6.69%
Class I	8.15.08
Return before taxes		54.24%	14.92%	6.47%	7.76%
Return after taxes on distributions*		53.49%	14.95%	6.43%	7.70%
Return after taxes on distributions and sale of Fund shares*		32.60%	12.22%	5.33%	6.50%
MSCI Emerging Markets Index		18.69%	13.22%	4.00%	5.14%

*  Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund's inception	Founder, Chairman, and Global CIO
John Hillenbrand	since Fund's inception	SVP, Sr. Co-Portfolio Manager
Nick Niziolek	8 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	6 years	SVP, Sr. Co-Portfolio Manager
Dennis Cogan	8 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	since Fund's inception	SVP, Sr. Co-Portfolio Manager

Other Important Information Regarding Fund Shares

For important information about purchase and sale of Fund shares, tax information, and financial intermediary compensation, please turn to "Other Important Information Regarding Fund Shares" on page 109 of the prospectus.

Buying and Redeeming Fund Shares

Minimum Initial Investment

Classes A and C: $2,500/$500 for IRA
Class I: $1,000,000

Minimum Additional Investment

Classes A and C: $50
Class I: None

To Place Orders

Please contact your broker, benefit plan record-keeper, or other intermediary, or to place your order directly, contact the Fund's transfer agent, U.S. Bank Global Fund Services, toll-free at the number noted below for further instructions:
U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201
Phone: 800.582.6959

Transaction Policies

The Funds' shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any day the New York Stock Exchange is open by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary, depending on how the shares are held. Orders to buy and redeem shares are processed at the next net asset value (share price or "NAV") to be calculated only on days when the New York Stock Exchange is open for regular trading.

Calamos Evolving World Growth Fund

Class I may not be available for purchase directly from the Funds. Please contact us at 800.582.6959 to inquire further about such availability.

Tax Information

The Funds' distributions will generally be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Any distributions from a retirement account or 401(k) plan may be taxed as ordinary income when withdrawn from such account or plan. Special tax rules apply to investments held through defined contribution plans and other tax-qualified plans.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Click here to view the Fund's statutory prospectus or statement of additional information.

2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959
www.calamos.com
811-05433